COMMON/COLLECTIVE TRUST FUNDS (Details) - Donegal Mutual Insurance Company 401(k) Plan [Member]	12 Months Ended
	Dec. 31, 2025 USD ($) Investment	Dec. 31, 2024 USD ($)
COMMON/COLLECTIVE TRUST FUNDS [Abstract]
Number of investments in common/collective trust funds (in Investment) | Investment	3
Unfunded commitments relating to common/collective trust funds | $	$ 0	$ 0